UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Strategic Real
Return Fund -
Strategic Real Return
Class F

December 31, 2009

1.825846.104

RRS-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 5.1%
		Principal Amount (c)	Value
Convertible Bonds - 2.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14 (c)		$ 660,000	$ 434,363
FINANCIALS - 2.0%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,074,000
Real Estate Investment Trusts - 1.7%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	8,932,800
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,550,730
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,477,500
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,640,500
BRE Properties, Inc. 4.125% 8/15/26		12,850,000	12,424,344
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	4,867,500
Corporate Office Properties LP 3.5% 9/15/26 (d)		3,220,000	3,091,844
Duke Realty LP 3.75% 12/1/11 (d)		2,850,000	2,800,125
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,871,500
Hospitality Properties Trust 3.8% 3/15/27		5,200,000	5,089,500
Inland Real Estate Corp. 4.625% 11/15/26		5,530,000	5,274,238
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		10,650,000	10,330,500
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	3,250,500
National Retail Properties, Inc. 3.95% 9/15/26		2,700,000	2,839,042
ProLogis Trust:
1.875% 11/15/37		4,400,000	3,850,000
2.625% 5/15/38		500,000	448,125
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,332,188
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	4,031,250
United Dominion Realty Trust, Inc. 3.625% 9/15/11		8,100,000	7,968,375
Washington (REIT):
3.875% 9/15/26		4,350,000	4,279,313
3.875% 9/15/26		3,350,000	3,295,563
			99,645,437
Real Estate Management & Development - 0.3%
ERP Operating LP 3.85% 8/15/26		8,750,000	8,662,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
First Potomac Realty Investment LP 4% 12/15/11 (d)		$ 2,400,000	$ 2,229,000
Kilroy Realty LP 3.25% 4/15/12 (d)		5,330,000	4,983,550
			15,875,050
TOTAL FINANCIALS			116,594,487
TOTAL CONVERTIBLE BONDS			117,028,850
Nonconvertible Bonds - 3.1%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Host Marriott LP 7% 8/15/12		1,800,000	1,831,500
Starwood Hotels & Resorts Worldwide, Inc. 6.25% 2/15/13		1,500,000	1,546,875
Times Square Hotel Trust 8.528% 8/1/26 (d)		859,131	838,340
			4,216,715
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	975,000
KB Home:
5.75% 2/1/14		510,000	479,400
5.875% 1/15/15		1,500,000	1,395,000
6.25% 6/15/15		5,100,000	4,755,750
9.1% 9/15/17		500,000	522,500
Lennar Corp.:
5.5% 9/1/14		4,000,000	3,720,000
5.95% 10/17/11		1,000,000	995,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,743,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,220,000
Ryland Group, Inc.:
6.875% 6/15/13		1,000,000	1,040,000
8.4% 5/15/17		250,000	264,375
Standard Pacific Corp.:
6.25% 4/1/14		1,800,000	1,566,000
7.75% 3/15/13		665,000	618,450
Standard Pacific Escrow LLC 10.75% 9/15/16 (d)		500,000	510,000
			22,804,975
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)		$ 2,510,000	$ 2,723,350
TOTAL CONSUMER DISCRETIONARY			29,745,040
FINANCIALS - 2.5%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (d)		500,000	537,500
Diversified Financial Services - 0.1%
Sunwest Management, Inc. 8.385% 6/9/10 (b)(e)		3,175,000	2,222,500
Real Estate Investment Trusts - 2.2%
AMB Property LP:
5.9% 8/15/13		600,000	612,711
6.3% 6/1/13		2,000,000	2,054,720
Arden Realty LP 5.2% 9/1/11		500,000	517,392
AvalonBay Communities, Inc.:
4.95% 3/15/13		1,500,000	1,521,359
5.5% 1/15/12		527,000	550,569
6.625% 9/15/11		668,000	706,799
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,401,522
5.75% 4/1/12		1,000,000	1,019,296
6% 4/1/16		1,000,000	917,822
7.5% 5/15/15		500,000	508,051
Camden Property Trust 5% 6/15/15		1,400,000	1,351,153
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,218,330
6.25% 6/15/14		1,595,000	1,522,748
6.875% 8/15/12		1,000,000	1,026,250
Colonial Realty LP 6.05% 9/1/16		1,000,000	895,956
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	686,545
6.25% 6/15/14		1,170,000	1,188,934
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,600,000	1,589,995
5.375% 10/15/12		2,000,000	1,879,710
7.5% 7/15/18		700,000	614,983
9.625% 3/15/16		2,780,000	2,902,234
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
5.625% 8/15/11		$ 680,000	$ 696,172
6.25% 5/15/13		750,000	772,107
7.375% 2/15/15		500,000	527,292
DuPont Fabros Technology LP 8.5% 12/15/17 (d)		920,000	937,250
Equity One, Inc.:
6% 9/15/16		1,000,000	904,020
6.25% 12/15/14		1,000,000	983,824
6.25% 1/15/17		1,000,000	913,619
Federal Realty Investment Trust:
4.5% 2/15/11		3,050,000	3,068,971
5.65% 6/1/16		700,000	674,722
5.95% 8/15/14		1,000,000	1,014,334
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	714,263
5.65% 12/15/13		1,025,000	1,026,784
6% 3/1/15		1,500,000	1,490,225
6% 1/30/17		1,000,000	941,103
6.3% 9/15/16		4,500,000	4,392,198
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	2,186,753
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	482,443
6.5% 1/17/17		625,000	619,108
8.125% 5/1/11		2,608,000	2,739,785
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	2,919,181
HMB Capital Trust V 3.8536% 12/15/36 (b)(d)(e)		4,300,000	430
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,333,423
6.7% 1/15/18		1,000,000	915,082
6.75% 2/15/13		1,250,000	1,267,719
7.875% 8/15/14		500,000	516,184
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,000,000
9% 5/15/17 (d)		750,000	810,000
HRPT Properties Trust:
0.8538% 3/16/11 (e)		2,000,000	1,857,462
6.5% 1/15/13		1,000,000	1,004,952
iStar Financial, Inc. 5.95% 10/15/13		7,995,000	4,477,200
Kimco Realty Corp. 5.783% 3/15/16		550,000	543,011
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Liberty Property LP:
5.125% 3/2/15		$ 1,440,000	$ 1,367,832
6.375% 8/15/12		2,680,000	2,788,240
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,926,822
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	1,904,809
6.25% 2/1/13		2,000,000	2,037,122
6.5% 7/15/11		4,000,000	4,159,012
Omega Healthcare Investors, Inc.:
7% 4/1/14		5,550,000	5,494,500
7% 1/15/16		2,298,000	2,263,530
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,715,637
Potlatch Corp. 7.5% 11/1/19 (d)		1,000,000	1,015,000
Rouse Co. 7.2% 9/15/12 (b)		5,000	5,144
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(d)		6,365,000	6,341,131
Senior Housing Properties Trust 8.625% 1/15/12		6,900,000	7,141,500
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	3,139,911
7.75% 2/22/11		1,000,000	1,052,284
Simon Property Group LP:
5% 3/1/12		700,000	723,529
5.75% 5/1/12		500,000	525,248
6.75% 5/15/14		800,000	852,544
UDR, Inc. 5.5% 4/1/14		2,000,000	2,003,953
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,537,970
Ventas Realty LP:
6.5% 6/1/16		660,000	638,550
6.5% 6/1/16		5,570,000	5,388,975
6.625% 10/15/14		9,020,000	8,907,250
7.125% 6/1/15		1,147,000	1,141,265
Weingarten Realty Investors:
4.857% 1/15/14		1,000,000	921,908
5.263% 5/15/12		1,000,000	994,711
			134,405,073
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,264,800
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
American Real Estate Partners/American Real Estate Finance Corp.: - continued
8.125% 6/1/12		$ 1,000,000	$ 1,020,000
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,117,500
ERP Operating LP 5.2% 4/1/13		1,900,000	1,950,447
First Industrial LP 5.75% 1/15/16		1,000,000	789,321
Forest City Enterprises, Inc. 7.625% 6/1/15		800,000	716,000
Post Apartment Homes LP:
5.45% 6/1/12		714,000	708,464
6.3% 6/1/13		1,000,000	994,246
Regency Centers LP:
5.25% 8/1/15		4,009,000	3,838,469
5.875% 6/15/17		600,000	555,239
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)		1,000,000	1,010,000
			13,964,486
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,769,375
TOTAL FINANCIALS			152,898,934
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,374,750
Sun Healthcare Group, Inc. 9.125% 4/15/15		3,490,000	3,585,975
			4,960,725
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,047,966
TOTAL NONCONVERTIBLE BONDS			189,652,665
TOTAL CORPORATE BONDS (Cost $287,888,923)			306,681,515
U.S. Treasury Inflation Protected Obligations - 26.2%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		60,879,740	58,478,755
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
2% 1/15/26		$ 111,010,595	$ 111,680,984
2.375% 1/15/25		88,413,316	93,368,706
2.5% 1/15/29		62,928,125	67,644,620
3.625% 4/15/28		30,873,843	38,181,150
3.875% 4/15/29		34,583,448	44,590,037
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		60,341,070	61,412,471
1.25% 4/15/14		25,536,000	26,416,386
1.375% 7/15/18		25,061,500	25,118,828
1.625% 1/15/15		70,779,517	73,717,393
1.625% 1/15/18		42,925,376	43,969,236
1.875% 7/15/13		72,831,522	76,799,566
1.875% 7/15/15		62,947,430	66,376,766
1.875% 7/15/19		33,409,860	34,713,141
2% 4/15/12		54,755,906	57,277,169
2% 1/15/14		82,110,835	86,930,190
2% 7/15/14		72,421,052	76,819,615
2% 1/15/16		59,194,759	62,558,529
2.125% 1/15/19		36,246,600	38,464,861
2.375% 4/15/11		65,563,218	67,588,162
2.375% 1/15/17		45,289,043	48,938,417
2.375% 1/15/27		74,499,135	78,441,669
2.5% 7/15/16		56,196,525	61,268,716
2.625% 7/15/17		46,935,450	51,655,948
3% 7/15/12		72,817,290	78,331,916
3.375% 1/15/12		20,050,907	21,462,852
3.5% 1/15/11		37,758,016	39,213,128
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,516,830,450)			1,591,419,211
Asset-Backed Securities - 0.6%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (d)		1,643,000	1,412,980
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,202,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5919% 3/23/19 (d)(e)		2,757,888	1,765,048
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6341% 1/20/40 (d)(e)		4,810,288	4,425,465
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		$ 5,000,000	$ 4,959,650
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5341% 1/20/37 (d)(e)		2,166,532	812,788
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,500,000	1,500,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,228,745
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,802,332
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,070,334
Class B2, 1.6006% 12/28/35 (d)(e)		2,110,000	781,030
Class D, 9% 12/28/35 (d)		500,000	127,300
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,100,000	275,000
Crest Ltd. Series 2002-IGA Class A, 0.7306% 7/28/17 (d)(e)		1,563,906	1,407,516
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6206% 11/28/39 (d)(e)		850,000	59,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8813% 9/25/46 (d)(e)		752,757	52,693
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	993,967
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	1,499,465
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9306% 8/28/38 (d)(e)		4,090,000	2,372,839
Class C1B, 7.696% 8/28/38 (d)		1,189,000	614,594
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		5,454,335	4,636,185
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		507,370	116,773
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9281% 2/5/36 (d)(e)		276,774	28
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7506% 9/25/26 (d)(e)		3,000,000	180,000
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class F, 1.4006% 9/25/26 (d)(e)		$ 2,250,000	$ 112,500
Class G, 1.6006% 9/25/26 (d)(e)		1,530,000	61,200
Class H, 1.9006% 9/25/26 (d)(e)		4,300,000	150,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2166% 11/21/40 (d)(e)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $50,907,505)			33,665,433
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4431% 3/15/22 (d)(e)		9,726,768	8,424,081
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4131% 6/15/22 (d)(e)		2,750,000	2,274,170
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	41
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		137,645	17,554
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7077% 1/25/19 (d)(e)		77,647	17,315
Class B4, 4.7077% 1/25/19 (d)(e)		155,293	49,206
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.7331% 6/15/22 (d)(e)		6,747,489	5,532,941
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		2,082,000	1,898,653
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.4831% 12/15/37 (d)(e)		458,476	27,371
Series 2006-B Class B6, 1.9331% 7/15/38 (d)(e)		924,653	25,890
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.3347% 9/10/37 (d)(e)		140,142	11,814
Series 2005-D Class B7, 4.4831% 12/15/37 (d)(e)		275,086	20,109
Series 2006-A Class B7, 3.7331% 3/15/38 (d)(e)		708,048	32,783
Series 2006-B Class B7, 4.0831% 7/15/38 (d)(e)		924,653	35,784
Series 2007-A Class BB, 3.5831% 2/15/39 (d)(e)		784,128	10,664
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (d)		96,000	98,520
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
SBA CMBS Trust Series 2006-1A: - continued
Class G, 6.904% 11/15/36 (d)		$ 76,000	$ 78,185
Class H, 7.389% 11/15/36 (d)		37,000	38,064
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,618,986)			18,593,145
Commercial Mortgage Securities - 1.5%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		4,800,000	4,986,000
Banc of America Commercial Mortgage, Inc. sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,782,644
Series 2005-1 Class A3, 4.877% 11/10/42		696,732	696,647
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2331% 3/15/22 (d)(e)		900,000	360,000
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,278,764
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (d)(e)	CAD	1,605,000	627,106
Class G, 5.01% 5/15/44 (d)(e)	CAD	351,000	123,195
Class H, 5.01% 5/15/44 (d)(e)	CAD	235,000	73,114
Class J, 5.01% 5/15/44 (d)(e)	CAD	235,000	66,799
Class K, 5.01% 5/15/44 (d)(e)	CAD	118,000	29,484
Class L, 5.01% 5/15/44 (d)(e)	CAD	421,000	93,176
Class M, 5.01% 5/15/44 (d)(e)	CAD	1,927,737	400,850
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (d)		1,475,000	1,448,204
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		1,500,000	1,577,387
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,421,868
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A:
Class A1, 0.4231% 5/15/23 (d)(e)		3,352,257	2,947,873
Class K, 1.7104% 5/15/23 (d)(e)		3,757,000	2,357,626
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	200,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (d)		2,500,000	2,578,125
Class E, 6.0652% 11/15/36 (d)		1,200,000	1,237,500
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,500,108
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4587% 6/10/31 (d)(e)		$ 2,500,000	$ 2,538,905
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (d)		1,000,000	967,286
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		7,885,000	6,702,250
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,400,464
Series 2002-1A Class H, 7.4011% 12/10/35 (d)(e)		1,277,000	1,092,264
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,940,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (e)		9,106	9,120
Class F, 6.75% 4/15/29 (e)		1,000,000	1,028,378
Class G, 6.75% 4/15/29 (e)		1,352,000	684,999
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		3,070,000	2,813,728
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		1,863,997	1,854,677
Class J, 6.974% 8/15/36 (d)		2,720,000	2,588,084
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,098,438
Class K, 7% 3/15/33		1,000,000	668,689
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	883,999
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,141,000	1,043,492
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5416% 3/1/20 (d)(e)		2,800,000	2,121,280
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2009-IWST Class D, 7.443% 12/1/27 (d)		2,250,000	2,057,996
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4131% 2/15/19 (d)(e)		3,325,130	3,092,375
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		2,066,000	2,046,705
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,000,000	1,005,000
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		427,805	430,150
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)		2,630,000	2,261,800
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		1,350,000	767,610
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LNR CFL Series 2004-1: - continued
Class I11, 7.72% 2/26/28 (d)		$ 751,000	$ 367,690
Class I12, 7.72% 2/26/28 (d)		750,000	318,150
Class I9, 7.72% 2/26/28 (d)		1,149,200	776,744
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (d)		2,000,000	1,940,000
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	36,000
Class F, 10.813% 5/20/44 (d)		400,000	16,000
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		4,720,170	4,377,958
Series 2005-HQ7 Class E, 5.3778% 11/14/42 (e)		1,425,000	812,250
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		5,000,000	4,350,000
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		978,744	977,570
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	1,183,063
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,190,000	1,187,566
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,840,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8081% 7/15/24 (d)(e)		1,800,000	293,098
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 0.3675% 7/15/42 (e)		3,639,129	3,548,019
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $98,098,147)			91,908,267
Common Stocks - 12.7%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. (a)	145,500	1,326,960
Starwood Hotels & Resorts Worldwide, Inc.	62,100	2,270,997
		3,597,957
Household Durables - 0.1%
D.R. Horton, Inc.	32,300	351,101
Lennar Corp. Class A	54,900	701,073
M/I Homes, Inc. (a)	37,100	385,469
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc.	197,797	$ 1,977,970
Stanley Martin Communities LLC Class B (a)	6,300	1,897,875
Toll Brothers, Inc. (a)	41,200	774,972
		6,088,460
TOTAL CONSUMER DISCRETIONARY		9,686,417
FINANCIALS - 12.1%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	746,250
Real Estate Investment Trusts - 11.7%
Acadia Realty Trust (SBI)	1,153,144	19,453,539
Alexandria Real Estate Equities, Inc.	252,167	16,211,816
AMB Property Corp. (SBI)	206,800	5,283,740
American Campus Communities, Inc.	65,600	1,843,360
Annaly Capital Management, Inc.	296,200	5,139,070
Anworth Mortgage Asset Corp.	107,700	753,900
Apartment Investment & Management Co. Class A	1,130,717	18,001,015
AvalonBay Communities, Inc.	159,616	13,106,070
Boston Properties, Inc.	262,900	17,632,703
Brandywine Realty Trust (SBI)	1,105,987	12,608,252
Camden Property Trust (SBI)	220,900	9,359,533
CapLease, Inc.	217,300	951,774
CBL & Associates Properties, Inc.	1,341,538	12,972,672
Corporate Office Properties Trust (SBI)	396,418	14,520,791
Cypress Sharpridge Investments, Inc.	330,641	4,466,960
Cypress Sharpridge Investments, Inc. (d)	208,316	2,814,349
Developers Diversified Realty Corp.	1,039,021	9,621,334
DiamondRock Hospitality Co.	1,674,056	14,179,254
Digital Realty Trust, Inc.	491,200	24,697,536
Duke Realty LP	1,548,084	18,840,182
Equity Lifestyle Properties, Inc.	160,500	8,100,435
Equity Residential (SBI)	740,282	25,006,726
Essex Property Trust, Inc.	230,171	19,253,804
Federal Realty Investment Trust (SBI)	21,100	1,428,892
First Industrial Realty Trust, Inc.	497,800	2,603,494
Franklin Street Properties Corp.	37,300	544,953
Government Properties Income Trust	45,104	1,036,490
HCP, Inc.	651,100	19,884,594
Health Care REIT, Inc.	21,500	952,880
Healthcare Realty Trust, Inc.	335,391	7,197,491
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	560,400	$ 18,689,340
Home Properties, Inc.	150,400	7,175,584
Host Hotels & Resorts, Inc.	721,334	8,417,968
Kimco Realty Corp.	887,420	12,006,793
Kite Realty Group Trust	923,810	3,759,907
Lexington Corporate Properties Trust	2,428	14,762
Liberty Property Trust (SBI)	34,000	1,088,340
MFA Financial, Inc.	2,160,646	15,880,748
Mid-America Apartment Communities, Inc.	35,500	1,713,940
National Health Investors, Inc.	53,600	1,982,664
National Retail Properties, Inc.	126,500	2,684,330
Nationwide Health Properties, Inc.	90,900	3,197,862
Pebblebrook Hotel Trust (a)	54,200	1,192,942
ProLogis Trust	2,839,404	38,871,441
Public Storage	291,332	23,728,991
Redwood Trust, Inc.	105,900	1,531,314
Regency Centers Corp.	172,200	6,037,332
Simon Property Group, Inc.	966,832	77,153,194
SL Green Realty Corp.	561,400	28,204,736
Sun Communities, Inc.	37,200	734,700
Sunstone Hotel Investors, Inc.	2,799,560	24,860,093
Tanger Factory Outlet Centers, Inc.	96,300	3,754,737
The Macerich Co.	545,734	19,619,137
Two Harbors Investment Corp.	114,400	1,121,120
U-Store-It Trust	1,876,608	13,736,771
UDR, Inc.	99,639	1,638,065
Ventas, Inc.	1,141,480	49,928,335
Vornado Realty Trust	419,790	29,360,113
Winthrop Realty Trust	119,692	1,299,855
		707,852,723
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	507,700	6,185,276
CB Richard Ellis Group, Inc. Class A (a)	1,083,449	14,702,403
Forest City Enterprises, Inc. Class A	612,000	7,209,360
		28,097,039
TOTAL FINANCIALS		736,696,012
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	311,300	$ 5,662,547
Capital Senior Living Corp. (a)	199,700	1,002,494
Emeritus Corp. (a)	771,035	14,456,906
Sun Healthcare Group, Inc. (a)	111,500	1,022,455
Sunrise Senior Living, Inc. (a)	188,051	605,524
		22,749,926
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	53,600	2,312,304
TOTAL COMMON STOCKS (Cost $766,460,738)		771,444,659
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	120,000	2,115,000
Lexington Corporate Properties Trust Series C 6.50%	54,600	1,829,100
Simon Property Group, Inc. 6.00%	25,900	1,751,099
		5,695,199
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (d)	34,800	3,393,000
12.00% (a)(d)	10,400	1,014,000
		4,407,000
TOTAL FINANCIALS		10,102,199
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	20,485
Red Lion Hotels Capital Trust 9.50%	138,465	2,838,533
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	2,280
		2,861,298
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	$ 1,325,730
AMB Property Corp. Series O, 7.00%	1,000	22,160
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)(b)	81,500	8
Series B, 9.25% (a)(b)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	205,500	4,985,430
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,377,995
Apartment Investment & Management Co.:
Series G, 9.375%	72,500	1,849,475
Series T, 8.00%	80,000	1,823,200
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	464,000
CBL & Associates Properties, Inc. (depositary shares) Series C, 7.75%	10,000	204,000
Cedar Shopping Centers, Inc. 8.875%	15,000	359,250
CenterPoint Properties Trust Series D, 5.377%	5,280	2,341,680
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	2,009,275
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,668,416
Series B, 7.50%	43,159	902,023
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	802,000
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,251,800
Series B, 7.875%	36,100	896,724
Duke Realty LP 8.375%	122,129	3,001,931
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	21,390
Equity Residential (depositary shares) Series N, 6.48%	21,200	477,424
Health Care REIT, Inc. Series F, 7.625%	50,000	1,245,000
HomeBanc Mortgage Corp. Series A, 10.00% (a)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	227,090	5,575,060
Series C, 7.00%	74,798	1,590,205
Host Hotels & Resorts, Inc. Series E, 8.875%	2,000	51,000
HRPT Properties Trust Series B, 8.75%	11,666	284,650
Innkeepers USA Trust Series C, 8.00% (a)	198,000	207,900
Kimco Realty Corp. Series G, 7.75%	168,000	4,124,400
LaSalle Hotel Properties:
Series B, 8.375%	9,550	224,234
Series E, 8.00%	91,400	2,093,974
Series G, 7.25%	87,640	1,875,496
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LBA Realty Fund II Series B, 7.625% (a)	146,695	$ 1,907,035
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,226,610
Lexington Realty Trust 7.55%	32,300	587,860
LTC Properties, Inc. Series F, 8.00%	98,800	2,398,864
MFA Financial, Inc. Series A, 8.50%	378,300	9,222,954
Mid-America Apartment Communities, Inc. Series H, 8.30%	56,100	1,403,061
Newcastle Investment Corp. Series B, 9.75% (a)	107,710	899,379
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	2,019,200
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	331,718
Series P, 6.70%	65,000	1,355,250
Public Storage:
(depositary shares)	10,000	255,500
Series I, 7.25%	31,655	807,203
Series K, 7.25%	80,000	2,008,000
Series L, 6.75%	10,000	232,800
Series N, 7.00%	40,000	967,600
Realty Income Corp. 6.75%	4,500	107,640
Regency Centers Corp. 7.25%	31,125	716,186
Saul Centers, Inc.:
8.00%	45,000	1,082,250
Series B (depositary shares) 9.00%	20,000	504,600
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	1,639,200
Series C, 8.25%	60,000	817,800
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,041,750
Taubman Centers, Inc. Series G, 8.00%	20,000	490,800
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	1,920,330
		82,000,934
TOTAL FINANCIALS		84,862,232
TOTAL PREFERRED STOCKS (Cost $121,225,829)		94,964,431
Floating Rate Loans - 0.2%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (b)(e)	$ 3,000,000	$ 1,050,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.26% 10/27/13 (e)	494,480	462,339
TOTAL CONSUMER DISCRETIONARY		1,512,339
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Pilot Travel Centers LLC Tranche B, term loan 11/24/15 (e)	500,000	503,750
TowerCo Finance LLC term loan 6% 11/24/14 (e)	190,000	191,900
		695,650
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche C, term loan 2.74% 12/14/12 (e)	962,355	856,496
Spirit Finance Corp. term loan 3.2806% 8/1/13 (e)	1,000,000	645,000
		1,501,496
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (e)	799,302	713,377
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,597,500
Tranche B, term loan 3.2869% 10/10/13 (e)	2,968,836	2,649,686
		4,960,563
TOTAL FINANCIALS		7,157,709
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.2512% 6/15/12 (e)	964,646	897,121
TOTAL FLOATING RATE LOANS (Cost $11,891,279)		9,567,169
Commodity-Linked Notes - 10.7%
	Principal Amount (c)	Value
AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 01/28/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 32,300,000	$ 66,627,660
Note, three-month U.S. dollar LIBOR minus .27% due 11/18/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	26,344,618
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .35% due 4/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	16,700,000	25,334,701
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 1/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	15,000,000	30,941,638
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,000,000	47,267,415
Credit Suisse First Boston New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,200,000	11,228,075
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/18/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,300,000	13,251,988
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,500,000	9,594,819
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	11,658,725
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/8/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,500,000	11,516,423
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 4/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,400,000	12,421,476
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 01/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 12,500,000	$ 25,800,931
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,600,000	10,788,587
Eksportfinans ASA Medium Term Note, three-month U.S. dollar LIBOR minus .22% due 01/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	50,000,000	103,398,519
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	15,186,293
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	11,050,128
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	6,000,000	6,799,434
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,000,000	5,471,005
Morgan Stanley Medium Term Note, three-month U.S. dollar LIBOR minus .50% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,200,000	9,637,936
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 1/26/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	40,500,000	83,700,206
Note, one-month U.S. dollar LIBOR due 12/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,400,000	23,774,676
Note, one-month U.S. dollar LIBOR due 4/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	6,600,000	9,487,051
Note, one-month U.S. dollar LIBOR due 7/7/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,350,000	11,358,392
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .14% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 12,400,000	$ 13,708,915
Note, one-month U.S. dollar LIBOR minus .14% due 12/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,800,000	10,995,973
Note, one-month U.S. dollar LIBOR minus .14% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,300,000	9,756,809
Note, one-month U.S. dollar LIBOR minus .14% due 6/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	15,000,000	20,762,813
Note, one-month U.S. dollar LIBOR minus .14% due 8/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	13,835,814
TOTAL COMMODITY-LINKED NOTES (Cost $434,550,000)		651,701,020
Fixed-Income Funds - 25.2%
	Shares
Fidelity Floating Rate Central Fund (f) (Cost $1,568,541,811)	16,395,753	1,528,903,967
Preferred Securities - 0.0%
	Principal Amount (c)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(d)	$ 1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	65,700
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	1,650,000	17
Preferred Securities - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	$ 2,250,000	$ 0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	0
TOTAL PREFERRED SECURITIES (Cost $7,430,836)		65,717
Money Market Funds - 15.5%
	Shares
Fidelity Cash Central Fund, 0.16% (g) (Cost $939,782,900)	939,782,900	939,782,900
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $5,825,227,404)		6,038,697,434
NET OTHER ASSETS - 0.4%		26,242,096
NET ASSETS - 100%		$ 6,064,939,530
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $845,214,784 or 13.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 469,146
Fidelity Floating Rate Central Fund	14,063,062
Total	$ 14,532,208
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,415,350,664	$ 75,081,919	$ 0	$ 1,528,903,967	50.6%
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,686,417	$ 7,788,542	$ -	$ 1,897,875
Financials	831,660,443	817,286,859	12,030,624	2,342,960
Health Care	22,749,926	22,749,926	-	-
Materials	2,312,304	2,312,304	-	-
Corporate Bonds	306,681,515	-	301,850,870	4,830,645
U.S. Government and Government Agency Obligations	1,591,419,211	-	1,591,419,211	-
Asset-Backed Securities	33,665,433	-	14,122,102	19,543,331
Collateralized Mortgage Obligations	18,593,145	-	18,575,550	17,595
Commercial Mortgage Securities	91,908,267	-	76,433,823	15,474,444
Floating Rate Loans	9,567,169	-	9,567,169	-
Commodity-Linked Notes	651,701,020	-	651,701,020	-
Fixed-Income Funds	1,528,903,967	1,528,903,967	-	-
Preferred Securities	65,717	-	-	65,717
Money Market Funds	939,782,900	939,782,900	-	-
Total Investments in Securities:	$ 6,038,697,434	$ 3,318,824,498	$ 2,675,700,369	$ 44,172,567
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,731,977
Total Realized Gain (Loss)	62,700
Total Unrealized Gain (Loss)	4,071,964
Cost of Purchases	1,461,139
Proceeds of Sales	(413,678)
Amortization/Accretion	(66,058)
Transfers in/out of Level 3	(5,675,477)
Ending Balance	$ 44,172,567
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ 2,739,025

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $5,882,433,796. Net unrealized appreciation aggregated $156,263,638, of which $478,353,222 related to appreciated investment securities and $322,089,584 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities, U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

1.828814.104

ARRS-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 5.1%
		Principal Amount (c)	Value
Convertible Bonds - 2.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14 (c)		$ 660,000	$ 434,363
FINANCIALS - 2.0%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,074,000
Real Estate Investment Trusts - 1.7%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	8,932,800
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,550,730
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,477,500
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,640,500
BRE Properties, Inc. 4.125% 8/15/26		12,850,000	12,424,344
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	4,867,500
Corporate Office Properties LP 3.5% 9/15/26 (d)		3,220,000	3,091,844
Duke Realty LP 3.75% 12/1/11 (d)		2,850,000	2,800,125
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,871,500
Hospitality Properties Trust 3.8% 3/15/27		5,200,000	5,089,500
Inland Real Estate Corp. 4.625% 11/15/26		5,530,000	5,274,238
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		10,650,000	10,330,500
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	3,250,500
National Retail Properties, Inc. 3.95% 9/15/26		2,700,000	2,839,042
ProLogis Trust:
1.875% 11/15/37		4,400,000	3,850,000
2.625% 5/15/38		500,000	448,125
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,332,188
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	4,031,250
United Dominion Realty Trust, Inc. 3.625% 9/15/11		8,100,000	7,968,375
Washington (REIT):
3.875% 9/15/26		4,350,000	4,279,313
3.875% 9/15/26		3,350,000	3,295,563
			99,645,437
Real Estate Management & Development - 0.3%
ERP Operating LP 3.85% 8/15/26		8,750,000	8,662,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
First Potomac Realty Investment LP 4% 12/15/11 (d)		$ 2,400,000	$ 2,229,000
Kilroy Realty LP 3.25% 4/15/12 (d)		5,330,000	4,983,550
			15,875,050
TOTAL FINANCIALS			116,594,487
TOTAL CONVERTIBLE BONDS			117,028,850
Nonconvertible Bonds - 3.1%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Host Marriott LP 7% 8/15/12		1,800,000	1,831,500
Starwood Hotels & Resorts Worldwide, Inc. 6.25% 2/15/13		1,500,000	1,546,875
Times Square Hotel Trust 8.528% 8/1/26 (d)		859,131	838,340
			4,216,715
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	975,000
KB Home:
5.75% 2/1/14		510,000	479,400
5.875% 1/15/15		1,500,000	1,395,000
6.25% 6/15/15		5,100,000	4,755,750
9.1% 9/15/17		500,000	522,500
Lennar Corp.:
5.5% 9/1/14		4,000,000	3,720,000
5.95% 10/17/11		1,000,000	995,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,743,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,220,000
Ryland Group, Inc.:
6.875% 6/15/13		1,000,000	1,040,000
8.4% 5/15/17		250,000	264,375
Standard Pacific Corp.:
6.25% 4/1/14		1,800,000	1,566,000
7.75% 3/15/13		665,000	618,450
Standard Pacific Escrow LLC 10.75% 9/15/16 (d)		500,000	510,000
			22,804,975
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)		$ 2,510,000	$ 2,723,350
TOTAL CONSUMER DISCRETIONARY			29,745,040
FINANCIALS - 2.5%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (d)		500,000	537,500
Diversified Financial Services - 0.1%
Sunwest Management, Inc. 8.385% 6/9/10 (b)(e)		3,175,000	2,222,500
Real Estate Investment Trusts - 2.2%
AMB Property LP:
5.9% 8/15/13		600,000	612,711
6.3% 6/1/13		2,000,000	2,054,720
Arden Realty LP 5.2% 9/1/11		500,000	517,392
AvalonBay Communities, Inc.:
4.95% 3/15/13		1,500,000	1,521,359
5.5% 1/15/12		527,000	550,569
6.625% 9/15/11		668,000	706,799
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,401,522
5.75% 4/1/12		1,000,000	1,019,296
6% 4/1/16		1,000,000	917,822
7.5% 5/15/15		500,000	508,051
Camden Property Trust 5% 6/15/15		1,400,000	1,351,153
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,218,330
6.25% 6/15/14		1,595,000	1,522,748
6.875% 8/15/12		1,000,000	1,026,250
Colonial Realty LP 6.05% 9/1/16		1,000,000	895,956
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	686,545
6.25% 6/15/14		1,170,000	1,188,934
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,600,000	1,589,995
5.375% 10/15/12		2,000,000	1,879,710
7.5% 7/15/18		700,000	614,983
9.625% 3/15/16		2,780,000	2,902,234
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
5.625% 8/15/11		$ 680,000	$ 696,172
6.25% 5/15/13		750,000	772,107
7.375% 2/15/15		500,000	527,292
DuPont Fabros Technology LP 8.5% 12/15/17 (d)		920,000	937,250
Equity One, Inc.:
6% 9/15/16		1,000,000	904,020
6.25% 12/15/14		1,000,000	983,824
6.25% 1/15/17		1,000,000	913,619
Federal Realty Investment Trust:
4.5% 2/15/11		3,050,000	3,068,971
5.65% 6/1/16		700,000	674,722
5.95% 8/15/14		1,000,000	1,014,334
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	714,263
5.65% 12/15/13		1,025,000	1,026,784
6% 3/1/15		1,500,000	1,490,225
6% 1/30/17		1,000,000	941,103
6.3% 9/15/16		4,500,000	4,392,198
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	2,186,753
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	482,443
6.5% 1/17/17		625,000	619,108
8.125% 5/1/11		2,608,000	2,739,785
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	2,919,181
HMB Capital Trust V 3.8536% 12/15/36 (b)(d)(e)		4,300,000	430
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,333,423
6.7% 1/15/18		1,000,000	915,082
6.75% 2/15/13		1,250,000	1,267,719
7.875% 8/15/14		500,000	516,184
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,000,000
9% 5/15/17 (d)		750,000	810,000
HRPT Properties Trust:
0.8538% 3/16/11 (e)		2,000,000	1,857,462
6.5% 1/15/13		1,000,000	1,004,952
iStar Financial, Inc. 5.95% 10/15/13		7,995,000	4,477,200
Kimco Realty Corp. 5.783% 3/15/16		550,000	543,011
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Liberty Property LP:
5.125% 3/2/15		$ 1,440,000	$ 1,367,832
6.375% 8/15/12		2,680,000	2,788,240
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,926,822
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	1,904,809
6.25% 2/1/13		2,000,000	2,037,122
6.5% 7/15/11		4,000,000	4,159,012
Omega Healthcare Investors, Inc.:
7% 4/1/14		5,550,000	5,494,500
7% 1/15/16		2,298,000	2,263,530
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,715,637
Potlatch Corp. 7.5% 11/1/19 (d)		1,000,000	1,015,000
Rouse Co. 7.2% 9/15/12 (b)		5,000	5,144
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(d)		6,365,000	6,341,131
Senior Housing Properties Trust 8.625% 1/15/12		6,900,000	7,141,500
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	3,139,911
7.75% 2/22/11		1,000,000	1,052,284
Simon Property Group LP:
5% 3/1/12		700,000	723,529
5.75% 5/1/12		500,000	525,248
6.75% 5/15/14		800,000	852,544
UDR, Inc. 5.5% 4/1/14		2,000,000	2,003,953
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,537,970
Ventas Realty LP:
6.5% 6/1/16		660,000	638,550
6.5% 6/1/16		5,570,000	5,388,975
6.625% 10/15/14		9,020,000	8,907,250
7.125% 6/1/15		1,147,000	1,141,265
Weingarten Realty Investors:
4.857% 1/15/14		1,000,000	921,908
5.263% 5/15/12		1,000,000	994,711
			134,405,073
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,264,800
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
American Real Estate Partners/American Real Estate Finance Corp.: - continued
8.125% 6/1/12		$ 1,000,000	$ 1,020,000
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,117,500
ERP Operating LP 5.2% 4/1/13		1,900,000	1,950,447
First Industrial LP 5.75% 1/15/16		1,000,000	789,321
Forest City Enterprises, Inc. 7.625% 6/1/15		800,000	716,000
Post Apartment Homes LP:
5.45% 6/1/12		714,000	708,464
6.3% 6/1/13		1,000,000	994,246
Regency Centers LP:
5.25% 8/1/15		4,009,000	3,838,469
5.875% 6/15/17		600,000	555,239
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)		1,000,000	1,010,000
			13,964,486
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,769,375
TOTAL FINANCIALS			152,898,934
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,374,750
Sun Healthcare Group, Inc. 9.125% 4/15/15		3,490,000	3,585,975
			4,960,725
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,047,966
TOTAL NONCONVERTIBLE BONDS			189,652,665
TOTAL CORPORATE BONDS (Cost $287,888,923)			306,681,515
U.S. Treasury Inflation Protected Obligations - 26.2%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		60,879,740	58,478,755
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
2% 1/15/26		$ 111,010,595	$ 111,680,984
2.375% 1/15/25		88,413,316	93,368,706
2.5% 1/15/29		62,928,125	67,644,620
3.625% 4/15/28		30,873,843	38,181,150
3.875% 4/15/29		34,583,448	44,590,037
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		60,341,070	61,412,471
1.25% 4/15/14		25,536,000	26,416,386
1.375% 7/15/18		25,061,500	25,118,828
1.625% 1/15/15		70,779,517	73,717,393
1.625% 1/15/18		42,925,376	43,969,236
1.875% 7/15/13		72,831,522	76,799,566
1.875% 7/15/15		62,947,430	66,376,766
1.875% 7/15/19		33,409,860	34,713,141
2% 4/15/12		54,755,906	57,277,169
2% 1/15/14		82,110,835	86,930,190
2% 7/15/14		72,421,052	76,819,615
2% 1/15/16		59,194,759	62,558,529
2.125% 1/15/19		36,246,600	38,464,861
2.375% 4/15/11		65,563,218	67,588,162
2.375% 1/15/17		45,289,043	48,938,417
2.375% 1/15/27		74,499,135	78,441,669
2.5% 7/15/16		56,196,525	61,268,716
2.625% 7/15/17		46,935,450	51,655,948
3% 7/15/12		72,817,290	78,331,916
3.375% 1/15/12		20,050,907	21,462,852
3.5% 1/15/11		37,758,016	39,213,128
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,516,830,450)			1,591,419,211
Asset-Backed Securities - 0.6%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (d)		1,643,000	1,412,980
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,202,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5919% 3/23/19 (d)(e)		2,757,888	1,765,048
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6341% 1/20/40 (d)(e)		4,810,288	4,425,465
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		$ 5,000,000	$ 4,959,650
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5341% 1/20/37 (d)(e)		2,166,532	812,788
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,500,000	1,500,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,228,745
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,802,332
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,070,334
Class B2, 1.6006% 12/28/35 (d)(e)		2,110,000	781,030
Class D, 9% 12/28/35 (d)		500,000	127,300
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,100,000	275,000
Crest Ltd. Series 2002-IGA Class A, 0.7306% 7/28/17 (d)(e)		1,563,906	1,407,516
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6206% 11/28/39 (d)(e)		850,000	59,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8813% 9/25/46 (d)(e)		752,757	52,693
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	993,967
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	1,499,465
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9306% 8/28/38 (d)(e)		4,090,000	2,372,839
Class C1B, 7.696% 8/28/38 (d)		1,189,000	614,594
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		5,454,335	4,636,185
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		507,370	116,773
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9281% 2/5/36 (d)(e)		276,774	28
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7506% 9/25/26 (d)(e)		3,000,000	180,000
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class F, 1.4006% 9/25/26 (d)(e)		$ 2,250,000	$ 112,500
Class G, 1.6006% 9/25/26 (d)(e)		1,530,000	61,200
Class H, 1.9006% 9/25/26 (d)(e)		4,300,000	150,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2166% 11/21/40 (d)(e)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $50,907,505)			33,665,433
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4431% 3/15/22 (d)(e)		9,726,768	8,424,081
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4131% 6/15/22 (d)(e)		2,750,000	2,274,170
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	41
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		137,645	17,554
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7077% 1/25/19 (d)(e)		77,647	17,315
Class B4, 4.7077% 1/25/19 (d)(e)		155,293	49,206
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.7331% 6/15/22 (d)(e)		6,747,489	5,532,941
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		2,082,000	1,898,653
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.4831% 12/15/37 (d)(e)		458,476	27,371
Series 2006-B Class B6, 1.9331% 7/15/38 (d)(e)		924,653	25,890
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.3347% 9/10/37 (d)(e)		140,142	11,814
Series 2005-D Class B7, 4.4831% 12/15/37 (d)(e)		275,086	20,109
Series 2006-A Class B7, 3.7331% 3/15/38 (d)(e)		708,048	32,783
Series 2006-B Class B7, 4.0831% 7/15/38 (d)(e)		924,653	35,784
Series 2007-A Class BB, 3.5831% 2/15/39 (d)(e)		784,128	10,664
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (d)		96,000	98,520
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
SBA CMBS Trust Series 2006-1A: - continued
Class G, 6.904% 11/15/36 (d)		$ 76,000	$ 78,185
Class H, 7.389% 11/15/36 (d)		37,000	38,064
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,618,986)			18,593,145
Commercial Mortgage Securities - 1.5%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		4,800,000	4,986,000
Banc of America Commercial Mortgage, Inc. sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,782,644
Series 2005-1 Class A3, 4.877% 11/10/42		696,732	696,647
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2331% 3/15/22 (d)(e)		900,000	360,000
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,278,764
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (d)(e)	CAD	1,605,000	627,106
Class G, 5.01% 5/15/44 (d)(e)	CAD	351,000	123,195
Class H, 5.01% 5/15/44 (d)(e)	CAD	235,000	73,114
Class J, 5.01% 5/15/44 (d)(e)	CAD	235,000	66,799
Class K, 5.01% 5/15/44 (d)(e)	CAD	118,000	29,484
Class L, 5.01% 5/15/44 (d)(e)	CAD	421,000	93,176
Class M, 5.01% 5/15/44 (d)(e)	CAD	1,927,737	400,850
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (d)		1,475,000	1,448,204
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		1,500,000	1,577,387
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,421,868
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A:
Class A1, 0.4231% 5/15/23 (d)(e)		3,352,257	2,947,873
Class K, 1.7104% 5/15/23 (d)(e)		3,757,000	2,357,626
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	200,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (d)		2,500,000	2,578,125
Class E, 6.0652% 11/15/36 (d)		1,200,000	1,237,500
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,500,108
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4587% 6/10/31 (d)(e)		$ 2,500,000	$ 2,538,905
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (d)		1,000,000	967,286
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		7,885,000	6,702,250
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,400,464
Series 2002-1A Class H, 7.4011% 12/10/35 (d)(e)		1,277,000	1,092,264
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,940,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (e)		9,106	9,120
Class F, 6.75% 4/15/29 (e)		1,000,000	1,028,378
Class G, 6.75% 4/15/29 (e)		1,352,000	684,999
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		3,070,000	2,813,728
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		1,863,997	1,854,677
Class J, 6.974% 8/15/36 (d)		2,720,000	2,588,084
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,098,438
Class K, 7% 3/15/33		1,000,000	668,689
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	883,999
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,141,000	1,043,492
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5416% 3/1/20 (d)(e)		2,800,000	2,121,280
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2009-IWST Class D, 7.443% 12/1/27 (d)		2,250,000	2,057,996
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4131% 2/15/19 (d)(e)		3,325,130	3,092,375
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		2,066,000	2,046,705
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,000,000	1,005,000
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		427,805	430,150
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)		2,630,000	2,261,800
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		1,350,000	767,610
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LNR CFL Series 2004-1: - continued
Class I11, 7.72% 2/26/28 (d)		$ 751,000	$ 367,690
Class I12, 7.72% 2/26/28 (d)		750,000	318,150
Class I9, 7.72% 2/26/28 (d)		1,149,200	776,744
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (d)		2,000,000	1,940,000
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	36,000
Class F, 10.813% 5/20/44 (d)		400,000	16,000
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		4,720,170	4,377,958
Series 2005-HQ7 Class E, 5.3778% 11/14/42 (e)		1,425,000	812,250
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		5,000,000	4,350,000
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		978,744	977,570
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	1,183,063
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,190,000	1,187,566
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,840,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8081% 7/15/24 (d)(e)		1,800,000	293,098
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 0.3675% 7/15/42 (e)		3,639,129	3,548,019
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $98,098,147)			91,908,267
Common Stocks - 12.7%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. (a)	145,500	1,326,960
Starwood Hotels & Resorts Worldwide, Inc.	62,100	2,270,997
		3,597,957
Household Durables - 0.1%
D.R. Horton, Inc.	32,300	351,101
Lennar Corp. Class A	54,900	701,073
M/I Homes, Inc. (a)	37,100	385,469
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc.	197,797	$ 1,977,970
Stanley Martin Communities LLC Class B (a)	6,300	1,897,875
Toll Brothers, Inc. (a)	41,200	774,972
		6,088,460
TOTAL CONSUMER DISCRETIONARY		9,686,417
FINANCIALS - 12.1%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	746,250
Real Estate Investment Trusts - 11.7%
Acadia Realty Trust (SBI)	1,153,144	19,453,539
Alexandria Real Estate Equities, Inc.	252,167	16,211,816
AMB Property Corp. (SBI)	206,800	5,283,740
American Campus Communities, Inc.	65,600	1,843,360
Annaly Capital Management, Inc.	296,200	5,139,070
Anworth Mortgage Asset Corp.	107,700	753,900
Apartment Investment & Management Co. Class A	1,130,717	18,001,015
AvalonBay Communities, Inc.	159,616	13,106,070
Boston Properties, Inc.	262,900	17,632,703
Brandywine Realty Trust (SBI)	1,105,987	12,608,252
Camden Property Trust (SBI)	220,900	9,359,533
CapLease, Inc.	217,300	951,774
CBL & Associates Properties, Inc.	1,341,538	12,972,672
Corporate Office Properties Trust (SBI)	396,418	14,520,791
Cypress Sharpridge Investments, Inc.	330,641	4,466,960
Cypress Sharpridge Investments, Inc. (d)	208,316	2,814,349
Developers Diversified Realty Corp.	1,039,021	9,621,334
DiamondRock Hospitality Co.	1,674,056	14,179,254
Digital Realty Trust, Inc.	491,200	24,697,536
Duke Realty LP	1,548,084	18,840,182
Equity Lifestyle Properties, Inc.	160,500	8,100,435
Equity Residential (SBI)	740,282	25,006,726
Essex Property Trust, Inc.	230,171	19,253,804
Federal Realty Investment Trust (SBI)	21,100	1,428,892
First Industrial Realty Trust, Inc.	497,800	2,603,494
Franklin Street Properties Corp.	37,300	544,953
Government Properties Income Trust	45,104	1,036,490
HCP, Inc.	651,100	19,884,594
Health Care REIT, Inc.	21,500	952,880
Healthcare Realty Trust, Inc.	335,391	7,197,491
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	560,400	$ 18,689,340
Home Properties, Inc.	150,400	7,175,584
Host Hotels & Resorts, Inc.	721,334	8,417,968
Kimco Realty Corp.	887,420	12,006,793
Kite Realty Group Trust	923,810	3,759,907
Lexington Corporate Properties Trust	2,428	14,762
Liberty Property Trust (SBI)	34,000	1,088,340
MFA Financial, Inc.	2,160,646	15,880,748
Mid-America Apartment Communities, Inc.	35,500	1,713,940
National Health Investors, Inc.	53,600	1,982,664
National Retail Properties, Inc.	126,500	2,684,330
Nationwide Health Properties, Inc.	90,900	3,197,862
Pebblebrook Hotel Trust (a)	54,200	1,192,942
ProLogis Trust	2,839,404	38,871,441
Public Storage	291,332	23,728,991
Redwood Trust, Inc.	105,900	1,531,314
Regency Centers Corp.	172,200	6,037,332
Simon Property Group, Inc.	966,832	77,153,194
SL Green Realty Corp.	561,400	28,204,736
Sun Communities, Inc.	37,200	734,700
Sunstone Hotel Investors, Inc.	2,799,560	24,860,093
Tanger Factory Outlet Centers, Inc.	96,300	3,754,737
The Macerich Co.	545,734	19,619,137
Two Harbors Investment Corp.	114,400	1,121,120
U-Store-It Trust	1,876,608	13,736,771
UDR, Inc.	99,639	1,638,065
Ventas, Inc.	1,141,480	49,928,335
Vornado Realty Trust	419,790	29,360,113
Winthrop Realty Trust	119,692	1,299,855
		707,852,723
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	507,700	6,185,276
CB Richard Ellis Group, Inc. Class A (a)	1,083,449	14,702,403
Forest City Enterprises, Inc. Class A	612,000	7,209,360
		28,097,039
TOTAL FINANCIALS		736,696,012
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	311,300	$ 5,662,547
Capital Senior Living Corp. (a)	199,700	1,002,494
Emeritus Corp. (a)	771,035	14,456,906
Sun Healthcare Group, Inc. (a)	111,500	1,022,455
Sunrise Senior Living, Inc. (a)	188,051	605,524
		22,749,926
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	53,600	2,312,304
TOTAL COMMON STOCKS (Cost $766,460,738)		771,444,659
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	120,000	2,115,000
Lexington Corporate Properties Trust Series C 6.50%	54,600	1,829,100
Simon Property Group, Inc. 6.00%	25,900	1,751,099
		5,695,199
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (d)	34,800	3,393,000
12.00% (a)(d)	10,400	1,014,000
		4,407,000
TOTAL FINANCIALS		10,102,199
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	20,485
Red Lion Hotels Capital Trust 9.50%	138,465	2,838,533
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	2,280
		2,861,298
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	$ 1,325,730
AMB Property Corp. Series O, 7.00%	1,000	22,160
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)(b)	81,500	8
Series B, 9.25% (a)(b)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	205,500	4,985,430
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,377,995
Apartment Investment & Management Co.:
Series G, 9.375%	72,500	1,849,475
Series T, 8.00%	80,000	1,823,200
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	464,000
CBL & Associates Properties, Inc. (depositary shares) Series C, 7.75%	10,000	204,000
Cedar Shopping Centers, Inc. 8.875%	15,000	359,250
CenterPoint Properties Trust Series D, 5.377%	5,280	2,341,680
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	2,009,275
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,668,416
Series B, 7.50%	43,159	902,023
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	802,000
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,251,800
Series B, 7.875%	36,100	896,724
Duke Realty LP 8.375%	122,129	3,001,931
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	21,390
Equity Residential (depositary shares) Series N, 6.48%	21,200	477,424
Health Care REIT, Inc. Series F, 7.625%	50,000	1,245,000
HomeBanc Mortgage Corp. Series A, 10.00% (a)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	227,090	5,575,060
Series C, 7.00%	74,798	1,590,205
Host Hotels & Resorts, Inc. Series E, 8.875%	2,000	51,000
HRPT Properties Trust Series B, 8.75%	11,666	284,650
Innkeepers USA Trust Series C, 8.00% (a)	198,000	207,900
Kimco Realty Corp. Series G, 7.75%	168,000	4,124,400
LaSalle Hotel Properties:
Series B, 8.375%	9,550	224,234
Series E, 8.00%	91,400	2,093,974
Series G, 7.25%	87,640	1,875,496
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LBA Realty Fund II Series B, 7.625% (a)	146,695	$ 1,907,035
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,226,610
Lexington Realty Trust 7.55%	32,300	587,860
LTC Properties, Inc. Series F, 8.00%	98,800	2,398,864
MFA Financial, Inc. Series A, 8.50%	378,300	9,222,954
Mid-America Apartment Communities, Inc. Series H, 8.30%	56,100	1,403,061
Newcastle Investment Corp. Series B, 9.75% (a)	107,710	899,379
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	2,019,200
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	331,718
Series P, 6.70%	65,000	1,355,250
Public Storage:
(depositary shares)	10,000	255,500
Series I, 7.25%	31,655	807,203
Series K, 7.25%	80,000	2,008,000
Series L, 6.75%	10,000	232,800
Series N, 7.00%	40,000	967,600
Realty Income Corp. 6.75%	4,500	107,640
Regency Centers Corp. 7.25%	31,125	716,186
Saul Centers, Inc.:
8.00%	45,000	1,082,250
Series B (depositary shares) 9.00%	20,000	504,600
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	1,639,200
Series C, 8.25%	60,000	817,800
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,041,750
Taubman Centers, Inc. Series G, 8.00%	20,000	490,800
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	1,920,330
		82,000,934
TOTAL FINANCIALS		84,862,232
TOTAL PREFERRED STOCKS (Cost $121,225,829)		94,964,431
Floating Rate Loans - 0.2%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (b)(e)	$ 3,000,000	$ 1,050,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.26% 10/27/13 (e)	494,480	462,339
TOTAL CONSUMER DISCRETIONARY		1,512,339
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Pilot Travel Centers LLC Tranche B, term loan 11/24/15 (e)	500,000	503,750
TowerCo Finance LLC term loan 6% 11/24/14 (e)	190,000	191,900
		695,650
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche C, term loan 2.74% 12/14/12 (e)	962,355	856,496
Spirit Finance Corp. term loan 3.2806% 8/1/13 (e)	1,000,000	645,000
		1,501,496
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (e)	799,302	713,377
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,597,500
Tranche B, term loan 3.2869% 10/10/13 (e)	2,968,836	2,649,686
		4,960,563
TOTAL FINANCIALS		7,157,709
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.2512% 6/15/12 (e)	964,646	897,121
TOTAL FLOATING RATE LOANS (Cost $11,891,279)		9,567,169
Commodity-Linked Notes - 10.7%
	Principal Amount (c)	Value
AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 01/28/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 32,300,000	$ 66,627,660
Note, three-month U.S. dollar LIBOR minus .27% due 11/18/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	26,344,618
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .35% due 4/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	16,700,000	25,334,701
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 1/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	15,000,000	30,941,638
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,000,000	47,267,415
Credit Suisse First Boston New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,200,000	11,228,075
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/18/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,300,000	13,251,988
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,500,000	9,594,819
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	11,658,725
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/8/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,500,000	11,516,423
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 4/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,400,000	12,421,476
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 01/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 12,500,000	$ 25,800,931
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,600,000	10,788,587
Eksportfinans ASA Medium Term Note, three-month U.S. dollar LIBOR minus .22% due 01/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	50,000,000	103,398,519
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	15,186,293
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	11,050,128
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	6,000,000	6,799,434
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,000,000	5,471,005
Morgan Stanley Medium Term Note, three-month U.S. dollar LIBOR minus .50% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,200,000	9,637,936
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 1/26/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	40,500,000	83,700,206
Note, one-month U.S. dollar LIBOR due 12/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,400,000	23,774,676
Note, one-month U.S. dollar LIBOR due 4/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	6,600,000	9,487,051
Note, one-month U.S. dollar LIBOR due 7/7/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,350,000	11,358,392
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .14% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 12,400,000	$ 13,708,915
Note, one-month U.S. dollar LIBOR minus .14% due 12/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,800,000	10,995,973
Note, one-month U.S. dollar LIBOR minus .14% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,300,000	9,756,809
Note, one-month U.S. dollar LIBOR minus .14% due 6/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	15,000,000	20,762,813
Note, one-month U.S. dollar LIBOR minus .14% due 8/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	13,835,814
TOTAL COMMODITY-LINKED NOTES (Cost $434,550,000)		651,701,020
Fixed-Income Funds - 25.2%
	Shares
Fidelity Floating Rate Central Fund (f) (Cost $1,568,541,811)	16,395,753	1,528,903,967
Preferred Securities - 0.0%
	Principal Amount (c)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(d)	$ 1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	65,700
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	1,650,000	17
Preferred Securities - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	$ 2,250,000	$ 0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	0
TOTAL PREFERRED SECURITIES (Cost $7,430,836)		65,717
Money Market Funds - 15.5%
	Shares
Fidelity Cash Central Fund, 0.16% (g) (Cost $939,782,900)	939,782,900	939,782,900
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $5,825,227,404)		6,038,697,434
NET OTHER ASSETS - 0.4%		26,242,096
NET ASSETS - 100%		$ 6,064,939,530
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $845,214,784 or 13.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 469,146
Fidelity Floating Rate Central Fund	14,063,062
Total	$ 14,532,208
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,415,350,664	$ 75,081,919	$ 0	$ 1,528,903,967	50.6%
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,686,417	$ 7,788,542	$ -	$ 1,897,875
Financials	831,660,443	817,286,859	12,030,624	2,342,960
Health Care	22,749,926	22,749,926	-	-
Materials	2,312,304	2,312,304	-	-
Corporate Bonds	306,681,515	-	301,850,870	4,830,645
U.S. Government and Government Agency Obligations	1,591,419,211	-	1,591,419,211	-
Asset-Backed Securities	33,665,433	-	14,122,102	19,543,331
Collateralized Mortgage Obligations	18,593,145	-	18,575,550	17,595
Commercial Mortgage Securities	91,908,267	-	76,433,823	15,474,444
Floating Rate Loans	9,567,169	-	9,567,169	-
Commodity-Linked Notes	651,701,020	-	651,701,020	-
Fixed-Income Funds	1,528,903,967	1,528,903,967	-	-
Preferred Securities	65,717	-	-	65,717
Money Market Funds	939,782,900	939,782,900	-	-
Total Investments in Securities:	$ 6,038,697,434	$ 3,318,824,498	$ 2,675,700,369	$ 44,172,567
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,731,977
Total Realized Gain (Loss)	62,700
Total Unrealized Gain (Loss)	4,071,964
Cost of Purchases	1,461,139
Proceeds of Sales	(413,678)
Amortization/Accretion	(66,058)
Transfers in/out of Level 3	(5,675,477)
Ending Balance	$ 44,172,567
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ 2,739,025

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $5,882,433,796. Net unrealized appreciation aggregated $156,263,638, of which $478,353,222 related to appreciated investment securities and $322,089,584 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities, U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2010